Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	HEBRON TECHNOLOGY CO., LTD
Entity Central Index Key	0001603993
Trading Symbol	hebt
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Class A Common Shares
Entity Common Stock, Shares Outstanding	8,491,177
Class B Common Shares
Entity Common Stock, Shares Outstanding	7,778,400